INCOME TAXES (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Operating Loss Carryforwards
Income tax benefit related to net operating loss carryforwards	$ 1.1
Valuation Allowance
Increase in valuation allowance	0.5
Valuation allowance at end of period	23.4
Deferred Tax Liability Not Recognized, Undistributed Earnings of Foreign Subsidiaries
Undistributed earnings of foreign subsidiaries	312.4
Deferred tax liabilities related to repatriation of foreign earnings	54.4
State
Operating Loss Carryforwards
Net operating loss carryforwards	0.3
Foreign
Operating Loss Carryforwards
Net operating loss carryforwards	90.7
Net operating loss carryforwards not subject to expiration	89.2
Net operating loss carryforwards subject to expiration within 20 years	$ 1.5